INCOME TAXES - Disclosure of detailed information about effective income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current tax (recovery) expense	$ 0	$ 113
Loss for the year, before income taxes	$ (59,932)	$ (44,554)
Statutory tax rate	27.00%	27.00%
Recovery of income taxes computed at statutory rates	$ (16,182)	$ (12,030)
Share based payments	734	1,248
Mexican Inflationary Adjustments	47	105
Differing effective tax rate on loss in foreign jurisdiction	(1,594)	(1,213)
Impact of share issuance costs	(404)	(1,363)
Unrecognized deferred tax assets	17,010	11,524
Impact of foreign exchange and other	389	1,842
Total income tax expense (recovery)	$ 0	$ 113